Securities Sold Under Repurchase Agreements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Securities sold under repurchase agreements	$ 2,035	$ 3,437
Maximum amounts of outstanding repurchase agreements	3,514	8,753
Average daily balance outstanding	$ 2,505	$ 5,784
Weighted average interest rate on outstanding balance (as a percent)	0.25%	0.27%